JPMORGAN TRUST II

270 Park Avenue

New York, N.Y. 10017

April 20, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (“Trust”) on behalf of
the JPMorgan Limited Duration Bond Fund (the “Fund”)
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

We hereby submit for filing via EDGAR pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder, and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the Trust, Post-Effective Amendment No. 151 (Amendment No. 152 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

We are filing the registration statement for the Fund pursuant to Rule 485(a) of the Securities Act of 1933 in anticipation of changes that will be made to the Fund’s fundamental investment objective if approved by shareholders. On May 2, 2012, there will be a special meeting of the Fund’s shareholders to consider a proposal to amend the Fund’s fundamental investment objective. The investment objective included in this filing reflects the proposed change to the investment objective that will be considered at the
May 2, 2012 shareholder meeting.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio, Esq.
Assistant Secretary

cc:	Vincent Di Stefano